Note 25 - Post-employment and other employee benefit commitments - Estimated benefit payments (Details) € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Spain [Member] | Up to 1 Year [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	€ 753,000
Spain [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	681,000
Spain [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	596,000
Spain [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	500,000
Spain [Member] | Later Than Four Years And Not Later Than Five Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	402,000
Spain [Member] | Later Than Five Years And Not Later Than Ten Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	1,101,000
Mexico [Member] | Up to 1 Year [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	78,000
Mexico [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	79,000
Mexico [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	83,000
Mexico [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	90,000
Mexico [Member] | Later Than Four Years And Not Later Than Five Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	95,000
Mexico [Member] | Later Than Five Years And Not Later Than Ten Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	591,000
USA [Member] | Up to 1 Year [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	15,000
USA [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	16,000
USA [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	17,000
USA [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	18,000
USA [Member] | Later Than Four Years And Not Later Than Five Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	18,000
USA [Member] | Later Than Five Years And Not Later Than Ten Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	101,000
Turkey [Member] | Up to 1 Year [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	25,000
Turkey [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	15,000
Turkey [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	17,000
Turkey [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	20,000
Turkey [Member] | Later Than Four Years And Not Later Than Five Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	22,000
Turkey [Member] | Later Than Five Years And Not Later Than Ten Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	189,000
Total [Member] | Up to 1 Year [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	871,000
Total [Member] | Later Than One Year And Not Later Than Two Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	791,000
Total [Member] | Later Than Two Years And Not Later Than Three Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	713,000
Total [Member] | Later Than Three Years And Not Later Than Four Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	628,000
Total [Member] | Later Than Four Years And Not Later Than Five Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	537,000
Total [Member] | Later Than Five Years And Not Later Than Ten Years [Member]
Estimated Benefit Payments Line Items
Estimated Benefit Payments Over Years	€ 1,982,000